UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01700

Franklin Gold and Precious Metals Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant’s telephone number, including area code:
(650)312-2000

Date of fiscal year end: 7/31

Date of reporting period: 7/31/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

Franklin Gold and Precious Metals Fund
Class A [FKRCX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$101	0.92%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class A shares of Franklin Gold and Precious Metals Fund returned 18.56%. The Fund compares its performance to the FTSE Gold Mines Index and the S&P 500 Index, which returned 25.52% and 22.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Holdings in gold-focused mining companies (roughly 84% of total net assets) outperformed the benchmark, FTSE Gold Mines Index, in both absolute and relative terms.
↑	Several smaller, single-asset and development-stage mining companies, a key feature of our longer-term investment strategy, delivered some of the strongest gains.
↑	Strategic underweighting in some of the world’s largest gold miners aided relative returns as share-price gains for Barrick Gold, Newmont and select large-capitalization peers lagged the index.

Top detractors from performance:
↓
Off-benchmark positions in platinum- and palladium-focused miners were weak given the sharp decline in palladium prices; producers of copper and other base metals also underperformed, especially in the latter half of the period.

↓
Within the portfolio’s core gold industry allocation, company-specific issues led to selloffs in several overweighted or off-index holdings including Orla Mining, SSR Mining (sold by period-end), Victoria Gold (sold by period-end), Allied Gold (purchased during the period) and Ascot Resources. The Fund also lacked exposure to a few index constituents that more than doubled in value such as Harmony Gold Mining.

↓
Relative gains in the gold industry were reduced by lighter-than-index exposures to select large-cap gold miners that topped the benchmark average, including Kinross Gold (sold by period-end) and Agnico Eagle Mines.

Franklin Gold and Precious Metals Fund	PAGE 1	132-ATSR-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class A	18.56	8.65	3.23
Class A (with sales charge)	12.07	7.43	2.65
MSCI All Country World ex-US Index-NR	9.75	6.29	4.18
FTSE Gold Mines Index	25.52	7.89	5.58
S&P 500 Index	22.15	14.99	13.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,028,007,322
Total Number of Portfolio Holdings*	206
Total Management Fee Paid	$4,416,532
Portfolio Turnover Rate	14.50%
*	Does not include derivatives, except purchased options, if any.
Franklin Gold and Precious Metals Fund	PAGE 2	132-ATSR-0924

WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Gold and Precious Metals Fund	PAGE 3	132-ATSR-0924

Franklin Gold and Precious Metals Fund
Class C [FRGOX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$182	1.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class C shares of Franklin Gold and Precious Metals Fund returned 17.62%. The Fund compares its performance to the FTSE Gold Mines Index and the S&P 500 Index, which returned 25.52% and 22.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Holdings in gold-focused mining companies (roughly 84% of total net assets) outperformed the benchmark, FTSE Gold Mines Index, in both absolute and relative terms.
↑	Several smaller, single-asset and development-stage mining companies, a key feature of our longer-term investment strategy, delivered some of the strongest gains.
↑	Strategic underweighting in some of the world’s largest gold miners aided relative returns as share-price gains for Barrick Gold, Newmont and select large-capitalization peers lagged the index.

Top detractors from performance:
↓
Off-benchmark positions in platinum- and palladium-focused miners were weak given the sharp decline in palladium prices; producers of copper and other base metals also underperformed, especially in the latter half of the period.

↓
Within the portfolio’s core gold industry allocation, company-specific issues led to selloffs in several overweighted or off-index holdings including Orla Mining, SSR Mining (sold by period-end), Victoria Gold (sold by period-end), Allied Gold (purchased during the period) and Ascot Resources. The Fund also lacked exposure to a few index constituents that more than doubled in value such as Harmony Gold Mining.

↓
Relative gains in the gold industry were reduced by lighter-than-index exposures to select large-cap gold miners that topped the benchmark average, including Kinross Gold (sold by period-end) and Agnico Eagle Mines.

Franklin Gold and Precious Metals Fund	PAGE 1	232-ATSR-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class C	17.62	7.83	2.46
Class C (with sales charge)	16.62	7.83	2.46
MSCI All Country World ex-US Index-NR	9.75	6.29	4.18
FTSE Gold Mines Index	25.52	7.89	5.58
S&P 500 Index	22.15	14.99	13.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,028,007,322
Total Number of Portfolio Holdings*	206
Total Management Fee Paid	$4,416,532
Portfolio Turnover Rate	14.50%
*	Does not include derivatives, except purchased options, if any.
Franklin Gold and Precious Metals Fund	PAGE 2	232-ATSR-0924

WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Gold and Precious Metals Fund	PAGE 3	232-ATSR-0924

Franklin Gold and Precious Metals Fund
Class R6 [FGPMX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$60	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Class R6 shares of Franklin Gold and Precious Metals Fund returned 19.01%. The Fund compares its performance to the FTSE Gold Mines Index and the S&P 500 Index, which returned 25.52% and 22.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Holdings in gold-focused mining companies (roughly 84% of total net assets) outperformed the benchmark, FTSE Gold Mines Index, in both absolute and relative terms.
↑	Several smaller, single-asset and development-stage mining companies, a key feature of our longer-term investment strategy, delivered some of the strongest gains.
↑	Strategic underweighting in some of the world’s largest gold miners aided relative returns as share-price gains for Barrick Gold, Newmont and select large-capitalization peers lagged the index.

Top detractors from performance:
↓
Off-benchmark positions in platinum- and palladium-focused miners were weak given the sharp decline in palladium prices; producers of copper and other base metals also underperformed, especially in the latter half of the period.

↓
Within the portfolio’s core gold industry allocation, company-specific issues led to selloffs in several overweighted or off-index holdings including Orla Mining, SSR Mining (sold by period-end), Victoria Gold (sold by period-end), Allied Gold (purchased during the period) and Ascot Resources. The Fund also lacked exposure to a few index constituents that more than doubled in value such as Harmony Gold Mining.

↓
Relative gains in the gold industry were reduced by lighter-than-index exposures to select large-cap gold miners that topped the benchmark average, including Kinross Gold (sold by period-end) and Agnico Eagle Mines.

Franklin Gold and Precious Metals Fund	PAGE 1	364-ATSR-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Class R6	19.01	9.05	3.66
MSCI All Country World ex-US Index-NR	9.75	6.29	4.18
FTSE Gold Mines Index	25.52	7.89	5.58
S&P 500 Index	22.15	14.99	13.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,028,007,322
Total Number of Portfolio Holdings*	206
Total Management Fee Paid	$4,416,532
Portfolio Turnover Rate	14.50%
*	Does not include derivatives, except purchased options, if any.
Franklin Gold and Precious Metals Fund	PAGE 2	364-ATSR-0924

WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Gold and Precious Metals Fund	PAGE 3	364-ATSR-0924

Franklin Gold and Precious Metals Fund
Advisor Class [FGADX]
Annual Shareholder Report | July 31, 2024

This annual shareholder report contains important information about Franklin Gold and Precious Metals Fund for the period August 1, 2023, to July 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$73	0.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2024, Advisor Class shares of Franklin Gold and Precious Metals Fund returned 18.81%. The Fund compares its performance to the FTSE Gold Mines Index and the S&P 500 Index, which returned 25.52% and 22.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Holdings in gold-focused mining companies (roughly 84% of total net assets) outperformed the benchmark, FTSE Gold Mines Index, in both absolute and relative terms.
↑	Several smaller, single-asset and development-stage mining companies, a key feature of our longer-term investment strategy, delivered some of the strongest gains.
↑	Strategic underweighting in some of the world’s largest gold miners aided relative returns as share-price gains for Barrick Gold, Newmont and select large-capitalization peers lagged the index.

Top detractors from performance:
↓
Off-benchmark positions in platinum- and palladium-focused miners were weak given the sharp decline in palladium prices; producers of copper and other base metals also underperformed, especially in the latter half of the period.

↓
Within the portfolio’s core gold industry allocation, company-specific issues led to selloffs in several overweighted or off-index holdings including Orla Mining, SSR Mining (sold by period-end), Victoria Gold (sold by period-end), Allied Gold (purchased during the period) and Ascot Resources. The Fund also lacked exposure to a few index constituents that more than doubled in value such as Harmony Gold Mining.

↓
Relative gains in the gold industry were reduced by lighter-than-index exposures to select large-cap gold miners that topped the benchmark average, including Kinross Gold (sold by period-end) and Agnico Eagle Mines.

Franklin Gold and Precious Metals Fund	PAGE 1	632-ATSR-0924

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 7/31/2014 — 7/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	18.81	8.91	3.48
MSCI All Country World ex-US Index-NR	9.75	6.29	4.18
FTSE Gold Mines Index	25.52	7.89	5.58
S&P 500 Index	22.15	14.99	13.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2024)

Total Net Assets	$1,028,007,322
Total Number of Portfolio Holdings*	206
Total Management Fee Paid	$4,416,532
Portfolio Turnover Rate	14.50%
*	Does not include derivatives, except purchased options, if any.
Franklin Gold and Precious Metals Fund	PAGE 2	632-ATSR-0924

WHAT DID THE FUND INVEST IN?  (as of July 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Gold and Precious Metals Fund	PAGE 3	632-ATSR-0924

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $58,851 for the fiscal year ended July 31, 2024, and $55,075 for the fiscal year ended July 31, 2023.

(b)	Audit-Related Fees

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4 were $0 for the fiscal year ended July 31, 2024, and $3,000 for the fiscal year ended July 31, 2023. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)	Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $140,000 for the fiscal year ended July 31, 2024, and $70,000 for the fiscal year ended July 31, 2023. The services for which these fees were paid included global access to tax platform International Tax View.

(d)	All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended July 31, 2024, and $445 for the fiscal year ended July 31, 2023. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $163,638 for the fiscal year ended July 31, 2024 and $94,715 for the fiscal year ended July 31, 2023. The services for which these fees were paid included professional fees in connection with SOC 1 Reports, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, professional fees relating to security counts and fees in connection with license for accounting and business knowledge platform Viewpoint.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit related services;

(ii)	pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii)  pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $303,638 for the fiscal year ended July 31, 2024, and $168,160 for the fiscal year ended July 31, 2023.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Franklin
Gold and Precious
Metals Fund
Financial Statements and Other Important Information
Annual | July 31, 2024

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 11
Notes to Financial Statements 15
Report of Independent Registered Public Accounting Firm 29
Tax Information 30
Changes In and Disagreements with Accountants 31
Results of Meeting(s) of Shareholders 31
Remuneration Paid to Directors, Officers and Others 31
Board Approval of Management and Subadvisory Agreements 31

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.42 $16.40 $24.23 $28.04 $16.68
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.09 0.10 0.13 0.04 (0.04)
Net realized and unrealized gains (losses) ........... 3.03 0.92 (5.90) (1.20) 11.40
Total from investment operations .................... 3.12 1.02 (5.77) (1.16) 11.36
Less distributions from:
Net investment income .......................... (0.52) — (2.06) (2.65) —
Net asset value, end of year ....................... $20.02 $17.42 $16.40 $24.23 $28.04
Total return
c
................................... 18.56% 6.22% (25.63)% (3.80)% 68.05%
Ratios to average net assets
Expenses
d
.................................... 0.92%
e
0.92%
e
0.88% 0.90%
e
0.93%
e
Net investment income (loss) ...................... 0.55% 0.58% 0.58% 0.17% (0.20)%
Supplemental data
Net assets, end of year (000’s) ..................... $690,180 $679,841 $656,071 $921,127 $938,555
Portfolio turnover rate ............................ 14.50% 12.92% 17.60% 18.91% 17.00%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.29 $14.50 $21.71 $25.42 $15.24
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.03) (0.02) (0.03) (0.13) (0.16)
Net realized and unrealized gains (losses) ........... 2.64 0.81 (5.23) (1.09) 10.34
Total from investment operations .................... 2.61 0.79 (5.26) (1.22) 10.18
Less distributions from:
Net investment income .......................... (0.40) — (1.95) (2.49) —
Net asset value, end of year ....................... $17.50 $15.29 $14.50 $21.71 $25.42
Total return
c
................................... 17.62% 5.45% (26.18)% (4.53)% 66.80%
Ratios to average net assets
Expenses
d
.................................... 1.67%
e
1.67%
e
1.63% 1.65%
e
1.68%
e
Net investment (loss) ............................ (0.18)% (0.15)% (0.17)% (0.59)% (0.94)%
Supplemental data
Net assets, end of year (000’s) ..................... $47,302 $51,872 $58,538 $93,615 $106,271
Portfolio turnover rate ............................ 14.50% 12.92% 17.60% 18.91% 17.00%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.17 $17.98 $26.32 $30.20 $17.90
Income from investment operations
a
:
Net investment income
b
......................... 0.16 0.17 0.22 0.13 0.03
Net realized and unrealized gains (losses) ........... 3.35 1.02 (6.45) (1.28) 12.27
Total from investment operations .................... 3.51 1.19 (6.23) (1.15) 12.30
Less distributions from:
Net investment income .......................... (0.58) — (2.11) (2.73) —
Net asset value, end of year ....................... $22.10 $19.17 $17.98 $26.32 $30.20
Total return .................................... 19.01% 6.62% (25.36)% (3.46)% 68.66%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.63% 0.64% 0.64% 0.69% 0.72%
Expenses net of waiver and payments by affiliates ....... 0.55%
c
0.53%
c
0.52% 0.56%
c
0.56%
c
Net investment income ........................... 0.87% 0.94% 0.94% 0.49% 0.17%
Supplemental data
Net assets, end of year (000’s) ..................... $50,087 $40,916 $30,969 $25,458 $20,574
Portfolio turnover rate ............................ 14.50% 12.92% 17.60% 18.91% 17.00%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.89 $17.74 $26.00 $29.88 $17.73
Income from investment operations
a
:
Net investment income
b
......................... 0.14 0.15 0.20 0.11 0.01
Net realized and unrealized gains (losses) ........... 3.29 1.00 (6.36) (1.28) 12.14
Total from investment operations .................... 3.43 1.15 (6.16) (1.17) 12.15
Less distributions from:
Net investment income .......................... (0.56) — (2.10) (2.71) —
Net asset value, end of year ....................... $21.76 $18.89 $17.74 $26.00 $29.88
Total return .................................... 18.81% 6.48% (25.42)% (3.59)% 68.47%
Ratios to average net assets
Expenses
c
..................................... 0.67%
d
0.67%
d
0.63% 0.65%
d
0.68%
d
Net investment income ........................... 0.79% 0.83% 0.84% 0.41% 0.05%
Supplemental data
Net assets, end of year (000’s) ..................... $240,439 $236,987 $239,115 $307,110 $280,317
Portfolio turnover rate ............................ 14.50% 12.92% 17.60% 18.91% 17.00%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Gold and Precious Metals Fund
Schedule of Investments, July 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks 98.9%
Copper 0.8%
a
Faraday Copper Corp. ................................. Canada 4,400,000 $ 2,644,748
a
Imperial Metals Corp. .................................. Canada 1,765,330 2,659,149
a
SolGold plc .......................................... Australia 20,000,000 2,817,487
a
Vizsla Copper Corp. ................................... Canada 528,571 26,795
8,148,179
Diversified Metals & Mining 6.6%
a
Aclara Resources, Inc. ................................. United Kingdom 444,972 174,012
a
Adventus Mining Corp. ................................. Canada 3,850,000 1,421,950
a,b
Adventus Mining Corp., 144A ............................ Canada 1,500,000 554,007
a
Arizona Metals Corp. ................................... Canada 150,000 218,344
a,b
Arizona Metals Corp., 144A .............................. Canada 1,244,000 1,810,798
a
Aston Minerals Ltd. .................................... Australia 36,000,000 230,931
a
AuMega Metals Ltd. ................................... Australia 10,813,044 325,225
a
Azimut Exploration, Inc. ................................. Canada 1,700,000 615,563
a,b
Bluestone Resources, Inc., 144A .......................... Canada 6,215,000 1,507,785
a
Bravo Mining Corp. .................................... Canada 2,830,000 6,455,806
a,b
Bravo Mining Corp., 144A ............................... Canada 415,000 946,699
a
Chalice Mining Ltd. .................................... Australia 2,522,810 1,912,917
a
Contango ORE, Inc. ................................... United States 156,457 3,575,042
a
Ivanhoe Electric, Inc. ................................... United States 448,900 4,453,088
a
Ivanhoe Mines Ltd., A .................................. Canada 200,000 2,614,332
a
Magna Mining, Inc. .................................... Canada 2,210,000 1,120,324
a
Max Resource Corp. ................................... Canada 6,000,000 260,709
a
Meridian Mining UK Societas ............................. Netherlands 7,000,000 2,129,123
a,b
NorthIsle Copper & Gold, Inc., 144A ....................... Canada 4,430,000 1,700,330
a,c,d
Phoenix Industrial Minerals Pty. Ltd. ....................... Australia 45,900,000 51,020
a
Prime Mining Corp. .................................... Canada 5,290,000 7,432,089
a
Sunrise Energy Metals Ltd. .............................. Australia 1,159,999 292,009
a,b,c
Vizsla Royalties Corp., 144A ............................. Canada 2,166,667 94,145
a
Vizsla Silver Corp. ..................................... Canada 5,000,000 10,536,988
a,c
Vizsla Silver Corp. ..................................... Canada 1,758,333 76,402
a,b
Vizsla Silver Corp., 144A ................................ Canada 6,500,000 13,698,085
a
Western Copper & Gold Corp. ............................ Canada 3,360,000 3,747,257
67,954,980
Environmental & Facilities Services 0.0%
†
a
Clean TeQ Water Ltd. .................................. Australia 679,999 117,824
a
Gold 84.8%
Agnico Eagle Mines Ltd., (CAD Traded) ..................... Canada 229,559 17,710,048
Agnico Eagle Mines Ltd., (USD Traded) ..................... Canada 440,000 33,954,800
Alamos Gold, Inc., (CAD Traded), A ........................ Canada 1,476,316 25,156,762
Alamos Gold, Inc., (USD Traded), A ........................ Canada 1,134,500 19,320,535
a
Allied Gold Corp. ...................................... Canada 2,163,859 5,124,248
Anglogold Ashanti plc .................................. United Kingdom 619,823 17,404,630
a
Artemis Gold, Inc. ..................................... Canada 3,386,800 28,917,241
a,c,d,e
Ascot Resources Ltd. .................................. Canada 3,300,000 933,762
a,b,e
Ascot Resources Ltd., 144A ............................. Canada 32,420,000 10,447,840
a
Atex Resources, Inc. ................................... Canada 6,970,000 6,359,996
a
Aurum Resources Ltd. ................................. Australia 2,161,756 544,184
a
Ausgold Ltd. ......................................... Australia 116,666,667 2,519,631
a,c,d,e
Awale Resources Ltd. .................................. Canada 3,500,000 1,456,875
B2Gold Corp. ........................................ Canada 6,113,694 18,329,792
a,e
Banyan Gold Corp. .................................... Canada 22,517,629 3,098,345
Barrick Gold Corp. .................................... Canada 1,913,383 35,416,719
a
Bellevue Gold Ltd. ..................................... Australia 14,194,000 12,812,841
a
Belo Sun Mining Corp. ................................. Canada 3,500,000 139,407
a,b
Belo Sun Mining Corp., 144A ............................. Canada 3,800,000 151,356

Franklin Gold and Precious Metals Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Black Cat Syndicate Ltd. ................................ Australia 17,126,504 $ 4,088,678
a
Calibre Mining Corp. ................................... Canada 9,216,453 14,283,383
a
Catalyst Metals Ltd. ................................... Australia 6,588,915 8,294,156
Centamin plc ......................................... Egypt 11,478,716 18,745,104
Centerra Gold, Inc. .................................... Canada 307,100 2,059,417
a,c
Cerrado Gold, Inc. ..................................... Canada 2,709,000 392,367
a
De Grey Mining Ltd. ................................... Australia 9,828,393 7,879,486
Dundee Precious Metals, Inc. ............................ Canada 297,415 2,513,548
a
Eldorado Gold Corp. ................................... Turkiye 743,724 12,608,595
a
Emerald Resources NL ................................. Australia 9,220,000 22,447,132
Endeavour Mining plc .................................. Burkina Faso 1,305,114 28,713,737
a,e
Falcon Metals Ltd. ..................................... Australia 9,225,414 1,809,611
a,c,d
Firefinch Ltd. ......................................... Australia 18,028,500 530,457
a
FireFly Metals Ltd. .................................... Australia 9,137,185 4,783,811
G Mining Ventures Corp. ................................ Canada 5,522,812 38,755,874
a
Galiano Gold, Inc. ..................................... Canada 5,614,362 10,327,320
a
Genesis Minerals Ltd. .................................. Australia 8,436,549 11,634,133
a,e
Geopacific Resources Ltd. .............................. Australia 60,464,743 948,837
Gold Fields Ltd. ....................................... South Africa 439,800 7,657,347
a,c
Greenheart Gold, Inc. .................................. Canada 1,112,500 233,642
a,e
Heliostar Metals Ltd. ................................... Canada 16,787,500 4,133,505
a,c,d,e
Heliostar Metals Ltd., 144A .............................. Canada 1,180,000 266,310
a
Hochschild Mining plc .................................. Peru 2,688,520 6,273,415
a
i-80 Gold Corp. ....................................... Canada 2,015,000 2,145,092
a,b
i-80 Gold Corp., 144A .................................. Canada 675,000 718,579
a,e
Integra Resources Corp., (CAD Traded) .................... Canada 4,439,520 4,050,980
a,e
Integra Resources Corp., (USD Traded) .................... Canada 740,000 686,868
a,f
K92 Mining, Inc. ...................................... Canada 1,770,357 10,128,414
a
Kingsgate Consolidated Ltd. ............................. Australia 2,800,000 2,778,366
a,c,d,e
Liberty Gold Corp. ..................................... Canada 3,900,000 1,100,343
a,e
Liberty Gold Corp. ..................................... Canada 16,329,800 4,848,621
a,b,e
Liberty Gold Corp., 144A ................................ Canada 2,600,000 771,988
a
Lion One Metals Ltd. ................................... Canada 7,144,310 1,655,632
a
Mawson Gold Ltd. ..................................... Canada 13,426,000 5,542,108
a,c,d,e
Monarch Mining Corp. .................................. Canada 15,500,000 —
a
Montage Gold Corp. ................................... Canada 4,000,000 5,127,277
a
New Gold, Inc. ....................................... Canada 5,800,000 13,398,000
a,e
Newcore Gold Ltd. .................................... Canada 12,620,000 2,970,272
Newmont Corp. ....................................... United States 546,614 26,822,349
Newmont Corp., CDI ................................... United States 967,765 46,708,479
Northern Star Resources Ltd. ............................ Australia 717,254 6,655,913
a,e
O3 Mining, Inc. ....................................... Canada 5,100,000 4,395,119
OceanaGold Corp. .................................... Australia 8,228,488 20,260,607
a,c,d
Omai Gold Mines Corp. ................................. Canada 17,500,000 1,612,735
a,e
Onyx Gold Corp. ...................................... Canada 1,400,750 243,458
a,e
Onyx Gold Corp. ...................................... Canada 1,300,000 225,948
a
Ora Banda Mining Ltd. ................................. Australia 40,107,692 11,536,686
a
Orla Mining Ltd. ...................................... Canada 3,361,364 12,512,156
a,b
Orla Mining Ltd., 144A .................................. Canada 2,000,000 7,444,690
a,b
Osisko Development Corp., 144A ......................... Canada 804,049 1,601,285
a
Osisko Mining, Inc. .................................... Canada 7,526,923 17,824,556
a,e
Pantoro Ltd. ......................................... Australia 333,043,083 18,712,673
Perseus Mining Ltd. ................................... Australia 22,616,211 37,677,047
a
Predictive Discovery Ltd. ................................ Australia 80,569,192 9,482,430
a
Probe Gold, Inc. ...................................... Canada 705,000 633,088
a,c,d
Probe Gold, Inc. ...................................... Canada 600,000 506,788
a,b
Probe Gold, Inc., 144A ................................. Canada 5,200,000 4,669,587
Ramelius Resources Ltd. ............................... Australia 4,587,234 5,853,209

Franklin Gold and Precious Metals Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Red 5 Ltd. ........................................... Australia 108,807,082 $ 27,903,205
a
Resolute Mining Ltd. ................................... Australia 28,033,333 12,040,469
a
Robex Resources, Inc. ................................. Canada 3,050,000 6,184,596
a,e
RTG Mining, Inc. ...................................... Australia 4,167,708 120,729
a,e
RTG Mining, Inc., CDI .................................. Australia 82,487,582 2,265,249
a
Saturn Metals Ltd. ..................................... Australia 13,277,469 1,618,148
a
Skeena Resources Ltd. ................................. Canada 2,543,550 16,559,738
a
Southern Cross Gold Ltd. ............................... Canada 4,102,272 5,875,973
a
Spartan Resources Ltd. ................................. Australia 17,950,259 14,973,517
a
St. Augustine Gold and Copper Ltd., (CAD Traded) ............ United States 3,355,336 157,944
a,b
St. Augustine Gold and Copper Ltd., (CAD Traded), 144A ....... United States 16,383,333 771,204
a,b
St. Augustine Gold and Copper Ltd., (USD Traded), 144A ....... United States 10,000,000 470,725
a
St. Barbara Ltd. ....................................... Australia 9,008,021 1,342,386
a
STLLR Gold, Inc. ..................................... Canada 325,000 270,667
a,b
STLLR Gold, Inc., 144A ................................. Canada 4,370,010 3,639,433
a,e
Talisker Resources Ltd. ................................. Canada 5,280,000 1,586,849
a
Torex Gold Resources, Inc. .............................. Canada 1,175,000 18,626,752
a,b
Torex Gold Resources, Inc., 144A ......................... Canada 180,000 2,853,460
a,e
Troilus Gold Corp. ..................................... Canada 14,525,000 4,049,770
a
West African Resources Ltd. ............................. Australia 9,704,984 9,538,514
a,c,d,e
Wiluna Mining Corp. Ltd. ................................ Australia 19,510,000 261,511
871,591,059
Precious Metals & Minerals 4.0%
Anglo American Platinum Ltd. ............................ South Africa 66,556 2,583,597
a,e
Aurion Resources Ltd. .................................. Canada 7,475,000 3,031,466
Impala Platinum Holdings Ltd. ............................ South Africa 1,590,000 8,168,795
Impala Platinum Holdings Ltd., ADR ....................... South Africa 1,206,100 6,126,988
Northam Platinum Holdings Ltd. .......................... South Africa 739,019 5,789,241
a,e
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 3,234,285 5,363,734
a,e
Platinum Group Metals Ltd., (USD Traded) .................. South Africa 2,268,243 3,765,283
a,b,e
Platinum Group Metals Ltd., (USD Traded), 144A ............. South Africa 36,628 60,744
a
Sable Resources Ltd. .................................. Canada 12,000,000 391,064
a,e
TDG Gold Corp. ...................................... Canada 2,080,000 180,758
a,b,e
TDG Gold Corp., 144A ................................. Canada 5,370,000 466,669
a,e
Thesis Gold, Inc. ...................................... Canada 5,465,500 2,533,164
a,e
Thesis Gold, Inc. ...................................... Canada 4,273,553 1,980,718
a,c,d,e
Thesis Gold, Inc. ...................................... Canada 1,405,000 614,199
41,056,420
Research & Consulting Services 0.1%
a
Chrysos Corp. Ltd. .................................... Australia 490,000 1,621,156
a
Silver 2.6%
a
Aya Gold & Silver, Inc. .................................. Canada 690,000 7,785,205
a
GoGold Resources, Inc. ................................ Canada 9,262,858 10,330,450
Pan American Silver Corp. .............................. Canada 148,021 3,402,387
a,e
Silver Mountain Resources, Inc. .......................... Canada 13,400,000 679,292
a,e
Silver Tiger Metals, Inc. ................................. Canada 3,560,000 618,749
a,b,e
Silver Tiger Metals, Inc., 144A ............................ Canada 21,500,000 3,736,829
26,552,912
Total Common Stocks (Cost $823,640,175) .....................................
1,017,042,530

Franklin Gold and Precious Metals Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Rights a Value
a a a
Rights 0.1%
Silver 0.1%
a
Pan American Silver Corp., CVR , 2/22/29 ................... Canada 1,850,600 $ 851,276
Total Rights (Cost $856,772) ..................................................
851,276
Warrants
a a a
Warrants 0.6%
Diversified Metals & Mining 0.1%
a,b,c
Aston Minerals Ltd., 144A, 10/16/25 ....................... Australia 5,500,000 4,420
a,c,d
Contango ORE, Inc., 6/11/27 ............................. United States 25,000 143,227
a,b,c
Vizsla Royalties Corp., 144A, 2/20/49 ...................... Canada 2,166,667 15,691
a,c,d
Vizsla Silver Corp., 144A, 11/15/24 ........................ Canada 1,500,000 988,521
a,c
Vizsla Silver Corp., 12/21/25 ............................. Canada 1,758,333 12,734
1,164,593
Gold 0.5%
a,c,d,e
Ascot Resources Ltd., 7/25/26 ............................ Canada 3,300,000 371,729
a,c,d,e
Awale Resources Ltd., 5/08/26 ........................... Canada 1,750,000 246,601
a,c,d
G Mining Ventures Corp., 144A, 8/20/24 .................... Canada 3,750,000 1,418,963
a,c,d,e
Heliostar Metals Ltd., 144A, 1/11/25 ....................... Canada 650,000 4,018
a,c,d,e
Heliostar Metals Ltd., 144A, 12/08/25 ...................... Canada 1,720,833 105,965
a,e
Integra Resources Corp., 3/13/27 ......................... Canada 500,000 170,185
a,c,d,e
Liberty Gold Corp., 5/17/26 .............................. Canada 1,950,000 139,760
a,c
Marathon Gold Corp., 9/19/24 ............................ Canada 3,225,000 168,064
a,c,d,e
Monarch Mining Corp., 144A, 4/06/27 ...................... Canada 6,000,000 —
a,c,d,e
Onyx Gold Corp., 144A, 7/06/25 .......................... Canada 650,000 16,116
a,b
Osisko Development Corp., 144A, 3/27/27 .................. Canada 608,333 38,548
a,c
Osisko Mining, Inc., 8/28/24 ............................. Canada 350,000 1,319
a,c,d
Robex Resources, Inc., 6/26/26 ........................... Canada 3,050,000 2,283,812
a,b,c,e
RTG Mining, Inc., 144A, 9/08/24 .......................... Australia 12,000,000 447
a,b,c
STLLR Gold, Inc., 144A, 11/28/26 ......................... Canada 537,600 46,918
a,c,d,e
Talisker Resources Ltd., 144A, 2/11/25 ..................... Canada 4,500,000 39
a,c,d,e
Troilus Gold Corp., 144A, 11/20/25 ........................ Canada 2,000,000 69,708
a,c,d,e
Wiluna Mining Corp. Ltd., 12/31/24 ........................ Australia 9,755,000 —
5,082,192
Precious Metals & Minerals 0.0%
†
a,c,d,e
TDG Gold Corp., 144A, 7/07/26 ........................... Canada 310,000 3,589
a,c,d,e
Thesis Gold, Inc., 144A, 9/29/24 .......................... Canada 1,000,000 —
3,589
Silver 0.0%
†
a,e
Silver Mountain Resources, Inc., 2/09/26 .................... Canada 1,500,000 5,431
a,e
Silver Mountain Resources, Inc., 4/24/28 .................... Canada 3,100,000 33,675
39,106
Total Warrants (Cost $–) ......................................................
6,289,480
Total Long Term Investments (Cost $824,496,947) ...............................
1,024,183,286
a
Short Term Investments 0.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.4%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 5.002% .... United States 4,363,217 4,363,217
Total Money Market Funds (Cost $4,363,217) ...................................
4,363,217

Franklin Gold and Precious Metals Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
i
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 5.002% .... United States 44,000 $ 44,000
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$44,000) ....................................................................
44,000
Total Short Term Investments (Cost $4,407,217 ) .................................
4,407,217
a
Total Investments (Cost $828,904,164) 100.0% ..................................
$1,028,590,503
Other Assets, less Liabilities (0.0)%
†
...........................................
(583,181)
Net Assets 100.0% ...........................................................
$1,028,007,322
See Abbreviations on page 28 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2024, the aggregate value of these securities was $58,222,262, representing 5.7% of net assets.
c
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
d
See Note 8 regarding restricted securities.
e
See Note 9 regarding holdings of 5% voting securities.
f
A portion or all of the security is on loan at July 31, 2024. See Note 1(c).
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(c) regarding securities on loan.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Assets and Liabilities
July 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Gold
and Precious
Metals Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $603,107,385
Cost - Non-controlled affiliates (Note 3 f and 9 ) .................................................... 225,796,779
Value - Unaffiliated issuers (Includes securities loaned of $43,480) .................................... $930,598,955
Value - Non-controlled affiliates (Note 3 f and 9 ) ................................................... 97,991,548
Cash .................................................................................... 81
Receivables:
Capital shares sold ........................................................................ 1,261,127
Dividends ............................................................................... 106,544
Total assets .......................................................................... 1,029,958,255
Liabilities:
Payables:
Investment securities purchased .............................................................. 244,781
Capital shares redeemed ................................................................... 550,302
Management fees ......................................................................... 402,913
Distribution fees .......................................................................... 185,797
Transfer agent fees ........................................................................ 304,347
Trustees' fees and expenses ................................................................. 19
Payable upon return of securities loaned (Note 1 c ) .................................................. 44,000
Accrued expenses and other liabilities ........................................................... 218,774
Total liabilities ......................................................................... 1,950,933
Net assets, at value ................................................................. $1,028,007,322
Net assets consist of:
Paid-in capital ............................................................................. $1,680,847,576
Total distributable earnings (losses) ............................................................. (652,840,254)
Net assets, at value ................................................................. $1,028,007,322

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
July 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold
and Precious
Metals Fund
Class A:
Net assets, at value ....................................................................... $690,179,514
Shares outstanding ........................................................................ 34,481,929
Net asset value per share
a,b
.................................................................. $20.02
Maximum offering price per share (net asset value per share ÷ 94.50% )
b
................................ $21.19
Class C:
Net assets, at value ....................................................................... $47,301,818
Shares outstanding ........................................................................ 2,702,718
Net asset value and maximum offering price per share
a,b
............................................ $17.50
Class R6:
Net assets, at value ....................................................................... $50,086,675
Shares outstanding ........................................................................ 2,266,693
Net asset value and maximum offering price per share
b
............................................. $22.10
Advisor Class:
Net assets, at value ....................................................................... $240,439,315
Shares outstanding ........................................................................ 11,047,628
Net asset value and maximum offering price per share
b
............................................. $21.76
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Gold and Precious Metals Fund
Financial Statements
Statement of Operations
for the year ended July 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Gold
and Precious
Metals Fund
Investment income:
Dividends: (net of foreign taxes of $880,170)
Unaffiliated issuers ........................................................................ $13,348,733
Non-controlled affiliates (Not e 3f and 9) ......................................................... 189,896
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (76)
Non-controlled affiliates (Note 3f) ............................................................. 2,716
Total investment income ................................................................... 13,541,269
Expenses:
Management fees (Note 3 a ) ................................................................... 4,429,707
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,567,205
    Class C ................................................................................ 447,426
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 889,949
    Class C ................................................................................ 63,415
    Class R6 ............................................................................... 41,642
    Advisor Class ............................................................................ 304,285
Custodian fees (Note 4) ...................................................................... 83,943
Reports to shareholders fees .................................................................. 78,248
Registration and filing fees .................................................................... 95,940
Professional fees ........................................................................... 83,455
Trustees' fees and expenses .................................................................. 10,644
Other .................................................................................... 72,648
Total expenses ......................................................................... 8,168,507
Expense reductions (Note 4) ............................................................... (1,355)
Expenses waived/paid by affiliates (Note 3f and 3g) .............................................. (42,641)
Net expenses ......................................................................... 8,124,511
Net investment income ................................................................ 5,416,758
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 17,317,148
Non-controlled affiliates (Note 3 f and 9 ) ....................................................... (27,265,978)
Foreign currency transactions ................................................................ (34,360)
Net realized gain (loss) .................................................................. (9,983,190)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 125,343,668
Non-controlled affiliates (Note 3 f and 9 ) ....................................................... 41,269,035
Translation of other assets and liabilities denominated in foreign currencies .............................. (1,299)
Net change in unrealized appreciation (depreciation) ............................................ 166,611,404
Net realized and unrealized gain (loss) ............................................................ 156,628,214
Net increase (decrease) in net assets resulting from operations .......................................... $162,044,972

Franklin Gold and Precious Metals Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Gold and Precious Metals Fund
Year Ended
July 31, 2024
Year Ended
July 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $5,416,758 $6,120,009
Net realized gain (loss) ................................................. (9,983,190) 16,029,416
Net change in unrealized appreciation (depreciation) ........................... 166,611,404 37,514,957
Net increase (decrease) in net assets resulting from operations ................ 162,044,972 59,664,382
Distributions to shareholders:
Class A ............................................................. (19,697,199) —
Class C ............................................................. (1,235,847) —
Class R6 ............................................................ (1,261,374) —
Advisor Class ........................................................ (6,635,570) —
Total distributions to shareholders .......................................... (28,829,990) —
Capital share transactions: (Note 2 )
Class A ............................................................. (80,574,084) (17,190,881)
Class C ............................................................. (10,103,092) (9,301,017)
Class R6 ............................................................ 2,564,027 7,604,636
Advisor Class ........................................................ (26,710,494) (15,854,725)
Total capital share transactions ............................................ (114,823,643) (34,741,987)
Net increase (decrease) in net assets ................................... 18,391,339 24,922,395
Net assets:
Beginning of year ....................................................... 1,009,615,983 984,693,588
End of year ........................................................... $1,028,007,322 $1,009,615,983

Franklin Gold and Precious Metals Fund

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Gold and Precious Metals Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company. The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers four classes
of shares: Class A, Class C, Class R6 and Advisor Class.
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At July 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
July 31, 2024
Year Ended
July 31, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 9,120,709 $153,264,029 10,358,663 $175,134,764
Shares issued in reinvestment of distributions .......... 994,632 16,292,063 — —
Shares redeemed ............................... (14,660,490) (250,130,176) (11,332,284) (192,325,645)
Net increase (decrease) .......................... (4,545,149) $(80,574,084) (973,621) $(17,190,881)
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
Year Ended
July 31, 2024
Year Ended
July 31, 2023
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 423,537 $6,130,685 573,367 $8,556,995
Shares issued in reinvestment of distributions .......... 85,168 1,225,576 — —
Shares redeemed
a
.............................. (1,199,315) (17,459,353) (1,216,846) (17,858,012)
Net increase (decrease) .......................... (690,610) $(10,103,092) (643,479) $(9,301,017)
Class R6 Shares:
Shares sold ................................... 1,099,222 $20,134,209 1,237,472 $22,876,938
Shares issued in reinvestment of distributions .......... 67,032 1,209,265 — —
Shares redeemed ............................... (1,033,567) (18,779,447) (825,713) (15,272,302)
Net increase (decrease) .......................... 132,687 $2,564,027 411,759 $7,604,636
Advisor Class Shares:
Shares sold ................................... 2,367,338 $42,716,967 4,959,457 $89,001,904
Shares issued in reinvestment of distributions .......... 342,268 6,085,533 — —
Shares redeemed ............................... (4,207,871) (75,512,994) (5,892,099) (104,856,629)
Net increase (decrease) .......................... (1,498,265) $(26,710,494) (932,642) $(15,854,725)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended July 31, 2024, the gross effective investment management fee rate was 0.478% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended July 31, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$421,684 was retained by Investor Services.
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $51,358
CDSC retained .............................................................................. $19,333
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended July 31, 2024, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until November 30, 2024.
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2024, the custodian fees were reduced as noted in the Statement of Operations. Effective September 21, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2024, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.002% $1,853,409 $134,415,161 $(131,905,353) $— $— $4,363,217 4,363,217 $189,896
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.002% $— $6,004,000 $(5,960,000) $— $— $44,000 44,000 $2,716
Total Affiliated Securities ... $1,853,409 $140,419,161 $(137,865,353) $— $— $4,407,217 $192,612
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $13,641,019
Long term ................................................................................ 721,491,759
Total capital loss carryforwards ............................................................... $735,132,778
3. Transactions with Affiliates
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
The tax character of distributions paid during the years ended July 31, 2024 and 2023 , was as follows:
At July 31, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2024, aggregated
$134,832,468 and $276,633,108, respectively.
At July 31, 2024, in connection with securities lending transactions, the Fund loaned equity investments and received $44,000 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
2024 2023
Distributions paid from:
Ordinary income .......................................................... $28,829,990 $—
Cost of investments .......................................................................... $987,440,034
Unrealized appreciation ........................................................................ $438,048,302
Unrealized depreciation ........................................................................ (396,897,833)
Net unrealized appreciation (depreciation) .......................................................... $41,150,469
Distributable earnings:
Undistributed ordinary income ................................................................... $41,144,530
5. Income Taxes
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
At July 31, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold and Precious Metals Fund
3,300,000
a
Ascot Resources Ltd ......................... 7/19/24 $ 1,033,353 $ 933,762
3,300,000
a
Ascot Resources Ltd., 7/25/26 .................. 7/26/24 — 371,729
3,500,000 Awale Resources Ltd. ........................ 5/01/24 1,577,092 1,456,875
1,750,000 Awale Resources Ltd., 5/08/26 .................. 5/10/24 — 246,601
25,000
b
Contango ORE, Inc., 6/11/27 ................... 6/11/24 — 143,227
18,028,500 Firefinch Ltd. ............................... 6/28/21 - 12/14/21 2,270,395 530,457
3,750,000
c
G Mining Ventures Corp., 144A, 8/20/24 ........... 9/16/21 — 1,418,963
650,000
d
Heliostar Metals Ltd., 144A, 1/11/25 .............. 7/12/23 — 4,018
1,720,833
d
Heliostar Metals Ltd., 144A, 12/08/25 ............. 12/20/23 — 105,965
1,180,000
d
Heliostar Metals Ltd., 144A. .................... 6/20/24 228,540 266,310
3,900,000
e
Liberty Gold Corp. ........................... 5/15/24 1,003,197 1,100,343
1,950,000
e
Liberty Gold Corp., 5/17/26 .................... 5/21/24 — 139,760
15,500,000 Monarch Mining Corp. ........................ 4/04/22 - 1/18/23 3,340,290 —
6,000,000 Monarch Mining Corp., 144A, 4/06/27 ............. 4/07/22 — —
17,500,000 Omai Gold Mines Corp. ....................... 6/18/24 1,530,835 1,612,735
650,000
f
Onyx Gold Corp., 144A, 7/06/25 ................. 7/07/23 — 16,116
45,900,000 Phoenix Industrial Minerals Pty. Ltd. .............. 3/09/21 - 12/16/22 — 51,020
600,000
g
Probe Gold, Inc. ............................. 6/18/24 529,232 506,788
3,050,000
h
Robex Resources, Inc., 6/26/26 ................. 6/28/24 — 2,283,812
4,500,000
i
Talisker Resources Ltd., 144A, 2/11/25 ............ 8/12/22 — 39
310,000
j
TDG Gold Corp., 144A, 7/07/26 ................. 7/10/23 — 3,589
1,405,000
k
Thesis Gold, Inc. . ........................... 6/19/24 768,151 614,199
1,000,000
k
Thesis Gold, Inc., 144A, 9/29/24 ................. 9/30/22 — —
2,000,000
l
Troilus Gold Corp., 144A, 11/20/25 ............... 11/15/23 — 69,708
1,500,000
m
Vizsla Silver Corp., 144A, 11/15/24 ............... 11/16/22 — 988,521
19,510,000 Wiluna Mining Corp. Ltd. ...................... 2/28/20 - 6/10/22 9,867,301 261,511
9,755,000 Wiluna Mining Corp. Ltd., 12/31/24 ............... 6/10/22 — —
Total Restricted Securities (Value is 1.3% of Net Assets) .............. $22,148,386 $13,126,048
a
The Fund also invests in unrestricted securities of the issuer, valued at $10,447,840 as of July 31, 2024.
b
The Fund also invests in unrestricted securities of the issuer, valued at $3,575,042 as of July 31, 2024.
c
The Fund also invests in unrestricted securities of the issuer, valued at $38,755,874 as of July 31, 2024.
d
The Fund also invests in unrestricted securities of the issuer, valued at $4,133,505 as of July 31, 2024.
e
The Fund also invests in unrestricted securities of the issuer, valued at $5,620,609 as of July 31, 2024.
f
The Fund also invests in unrestricted securities of the issuer, valued at $469,406 as of July 31, 2024.
g
The Fund also invests in unrestricted securities of the issuer, valued at $5,302,675 as of July 31, 2024.
h
The Fund also invests in unrestricted securities of the issuer, valued at $6,184,596 as of July 31, 2024.
i
The Fund also invests in unrestricted securities of the issuer, valued at $1,586,849 as of July 31, 2024.
j
The Fund also invests in unrestricted securities of the issuer, valued at $647,427 as of July 31, 2024.
k
The Fund also invests in unrestricted securities of the issuer, valued at $4,513,882 as of July 31, 2024.
l
The Fund also invests in unrestricted securities of the issuer, valued at $4,049,770 as of July 31, 2024.
m
The Fund also invests in unrestricted securities of the issuer, valued at $24,324,209 as of July 31, 2024.
8. Restricted Securities
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
9. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended July 31, 2024, investments in
“affiliated companies” were as follows:
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Warrants
Held at End
of Year
Investment
Income
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Ascot Resources Ltd .. $ — $ 1,033,352
a
$ — $ — $ (99,590) $ 933,762 3,300,000 $ —
Ascot Resources Ltd.,
144A ........... 12,197,179 1,307,821
a
(178,035) (62,919) (2,816,206) 10,447,840 32,420,000 —
Ascot Resources Ltd.,
144A, 3/08/24 ..... 924 — — — (924) —
b
— —
Ascot Resources Ltd.,
7/25/26 .......... — —
a
— — 371,729 371,729 3,300,000 —
Aurion Resources Ltd. .. 2,964,519 244,641
a
—
a
— (177,694) 3,031,466 7,475,000 —
Auteco Minerals Ltd. ... 2,582,604 — (5,924,459)
a
— 3,341,855 —
b
— —
Awale Resources Ltd. .. — 1,577,092
a
— — (120,217) 1,456,875 3,500,000 —
Awale Resources Ltd.,
5/08/26 .......... — —
a
— — 246,601 246,601 1,750,000 —
Banyan Gold Corp. ... 5,047,260 462,531 — — (2,411,446) 3,098,345 22,517,629 —
Benchmark Metals, Inc. 2,519,775 — (10,932,617)
a
— 8,412,842 —
b
— —
Clean Air Metals, Inc. .. 469,389 — (228,377) (1,722,114) 1,481,102 —
b
— —
Clean Air Metals, Inc.,
144A, 2/23/24 ..... 874 — — — (874) —
b
— —
Falcon Metals Ltd. .... 1,307,526 — — — 502,085 1,809,611 9,225,414 —
G Mining Ventures Corp.,
144A ........... 17,774,533 — (12,395,089)
a
1,683,571 (7,063,015) —
b
— —
G Mining Ventures Corp.,
144A, 8/20/24 ..... 162,690 — — — —
c
—
c
—
c
—
Geopacific Resources Ltd. 527,984 — — — 420,853 948,837 60,464,743 —
Gold Mountain Mining
Corp. ........... 564,045 — (53,166) (5,338,372) 4,827,493 —
b
— —
Gold Mountain Mining
Corp., 144A, 4/21/24 . 67 — — — (67) —
b
— —
Heliostar Metals Ltd. ... 2,270,780 1,520,732
a
— — 341,993 4,133,505 16,787,500 —
Heliostar Metals Ltd., 144A 253,019 — (362,226)
a
— 109,207 —
b
— —
Heliostar Metals Ltd.,
144A, 1/11/25 ..... 32,734 — — — (28,716) 4,018 650,000 —
Heliostar Metals Ltd.,
144A, 12/08/25 .... — —
a
— — 105,965 105,965 1,720,833 —
Heliostar Metals Ltd.,
144A, 3/09/26 ..... 446,208 — —
a
— (446,208) —
b
— —

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Warrants
Held at End
of Year
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Heliostar Metals Ltd.,
144A. ........... $ — $ 228,540 $ — $ — $ 37,770 $ 266,310 1,180,000 $ —
HighGold Mining, Inc. .. 2,060,864 — (5,014,823)
a
— 2,953,959 —
b
— —
Integra Resources Corp.,
(CAD Traded) ..... 3,260,579 667,532
a
— — 122,869 4,050,980 4,439,520 —
Integra Resources Corp.,
(USD Traded) ..... 703,000 — — — (16,132) 686,868 740,000 —
Integra Resources Corp.,
144A, 6/15/24 ..... 41,462 — — — (41,462) —
b
— —
Integra Resources Corp.,
3/13/27 .......... — —
a
— — 170,185 170,185 500,000 —
Liberty Gold Corp. .... — 1,003,197
a
— — 97,146 1,100,343 3,900,000 —
Liberty Gold Corp. . ... 4,767,915 — — — 80,706 4,848,621 16,329,800 —
Liberty Gold Corp., 144A 759,139 — — — 12,849 771,988 2,600,000 —
Liberty Gold Corp., 5/17/26 — —
a
— — 139,760 139,760 1,950,000 —
Lion One Metals Ltd.,
144A ........... 5,247,393 — (8,529,502)
a
— 3,282,109 —
b
— —
Mawson Gold Ltd. .... 1,921,735 — (1,136,629) (23,913) —
c
—
c
—
c
—
Monarch Mining Corp. . 411,421 — — — (411,421) — 15,500,000 —
Monarch Mining Corp.,
144A, 4/06/27 ..... 79,143 — — — (79,143) — 6,000,000 —
Newcore Gold Ltd. .... 1,262,400 166,776 — — 1,541,096 2,970,272 12,620,000 —
Newcore Gold Ltd., 144A,
6/28/24 .......... 11,462 — — — (11,462) —
b
— —
O3 Mining, Inc. ...... 5,685,576 — — — (1,290,457) 4,395,119 5,100,000 —
Onyx Gold Corp ...... — 490,455
a
— — (264,507) 225,948 1,300,000 —
Onyx Gold Corp. ..... 573,642 — — — (330,184) 243,458 1,400,750 —
Onyx Gold Corp., 144A . 498,992 — (490,455)
a
— (8,537) —
b
— —
Onyx Gold Corp., 144A,
7/06/25 .......... 42,422 — — — (26,306) 16,116 650,000 —
Pantoro Ltd. ........ 16,463,004 1,582,450
a
(1,005,349) (3,465,368) 5,137,936 18,712,673 333,043,083 —
Platinum Group Metals
Ltd., (CAD Traded) .. 5,160,323 19,267,222
a
(3,954,619)
a
(30,655,208) 15,546,016 5,363,734 3,234,285 —
Platinum Group Metals
Ltd., (CAD Traded),
144A ........... 131,968 — (16,267,222)
a
— 16,135,254 —
b
— —
Platinum Group Metals
Ltd., (USD Traded) .. 4,614,628 — (1,895,864) (387,368) 1,433,887 3,765,283 2,268,243 —
Platinum Group Metals
Ltd., (USD Traded),
144A ........... 49,445 — — — 11,299 60,744 36,628 —
Red 5 Ltd. ......... 27,854,334 — (25,564,608) 12,848,641 —
c
—
c
—
c
—
RTG Mining, Inc. ..... 53,691 2,661,984
a
— — (2,594,946) 120,729 4,167,708 —
9. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Warrants
Held at End
of Year
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
RTG Mining, Inc., 144A . $ 72,737 $ — $ (2,661,984)
a
$ — $ 2,589,247 $ —
b
— $ —
RTG Mining, Inc., 144A,
9/08/24 .......... — —
a
— — 447 447 12,000,000 —
RTG Mining, Inc., CDI .. 2,122,713 — — — 142,536 2,265,249 82,487,582 —
Saturn Metals Ltd. .... 1,417,031 240,570
a
— — —
c
—
c
—
c
—
Silver Mountain
Resources, Inc. .... 1,093,584 248,869
a
— — (663,161) 679,292 13,400,000 —
Silver Mountain
Resources, Inc., 2/09/26 28,439 — — — (23,008) 5,431 1,500,000 —
Silver Mountain
Resources, Inc., 4/24/28 — —
a
— — 33,675 33,675 3,100,000 —
Silver Tiger Metals, Inc. . 553,466 — — — 65,283 618,749 3,560,000 —
Silver Tiger Metals, Inc.,
144A ........... 3,342,560 — — — 394,269 3,736,829 21,500,000 —
STLLR Gold Inc. ..... 1,966,063 2,089,533
a
(5,989,745)
a
— —
c
—
c
—
c
—
STLLR Gold, Inc., 5/03/24 47,399 — — — (47,399) —
b
— —
Talisker Resources Ltd. . 1,701,805 —
a
—
a
— (114,956) 1,586,849 5,280,000 —
Talisker Resources Ltd.,
144A, 2/11/25 ..... 21,156 — — — (21,117) 39 4,500,000 —
TDG Gold Corp. ..... 366,753 — — — (185,995) 180,758 2,080,000 —
TDG Gold Corp., 144A . 98,161 — (140,346)
a
— 42,185 —
b
— —
TDG Gold Corp., 144A,
7/07/26 .......... 14,676 — — — (11,087) 3,589 310,000 —
TDG Gold Corp., 144A. . 837,536 140,346
a
— — (511,213) 466,669 5,370,000 —
Thesis Gold, Inc ..... — 7,540,420
a
— — (5,007,256) 2,533,164 5,465,500 —
Thesis Gold, Inc. ..... — 7,841,030
a
— — (5,860,312) 1,980,718 4,273,553 —
Thesis Gold, Inc. . .... — 768,151 — — (153,952) 614,199 1,405,000 —
Thesis Gold, Inc., 144A,
9/29/24 .......... 218 — — — (218) — 1,000,000 —
Troilus Gold Corp. .... 3,206,052 1,770,484
a
— — (926,766) 4,049,770 14,525,000 —
Troilus Gold Corp., 144A,
11/20/25 ......... — —
a
— — 69,708 69,708 2,000,000 —
Vizsla Silver Corp. .... 12,570,150 1,108,606 (16,376,040)
a
(142,928) 2,840,212 —
b
— —
Vizsla Silver Corp., 144A,
11/15/24 ......... 168,392 — — — —
c
—
c
—
c
—
Wiluna Mining Corp. Ltd. 268,650 — — — (7,139) 261,511 19,510,000 —
Wiluna Mining Corp. Ltd.,
12/31/24 ......... — — — — — — 9,755,000 —
Total Affiliated Securities
(Value is 9.1% of Net
Assets) .......... $160,674,189 $53,962,334 $(119,101,155) $(27,265,978) $41,269,035 $93,584,331 $—
9. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended July 31, 2024, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
a
May include accretion, amortization, and/or other cost basis adjustments.
b
As of July 31, 2024, no longer held by the fund.
c
As of July 31, 2024, no longer an affiliate.
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks :
Copper .............................. $ 8,148,179 $ — $ — $ 8,148,179
Diversified Metals & Mining ............... 62,942,536 4,790,877 221,567 67,954,980
Environmental & Facilities Services ......... 117,824 — — 117,824
Gold ................................ 544,565,134 319,731,135 7,294,790
a
871,591,059
Precious Metals & Minerals ............... 27,242,442 13,199,779 614,199 41,056,420
Research & Consulting Services ........... 1,621,156 — — 1,621,156
Silver ............................... 18,767,707 7,785,205 — 26,552,912
Rights ................................ 851,276 — — 851,276
Warrants :
Diversified Metals & Mining ............... — — 1,164,593 1,164,593
Gold ................................ — 208,733 4,873,459
a
5,082,192
9. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  year . At July 31, 2024 , the reconciliation is as follows:
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund (continued)
Assets: (continued)
Investments in Securities:
Warrants:
Precious Metals & Minerals ............... $ — $ — $ 3,589
a
$ 3,589
Silver ............................... 5,431 33,675 — 39,106
Short Term Investments ................... 4,407,217 — — 4,407,217
Total Investments in Securities ........... $668,668,902 $345,749,404
b
$14,172,197 $1,028,590,503
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $321,835,903, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks
Diversified Metals &
Mining ......... $ — $ —
d
$ — $ — $ — $ — $ — $ 221,567 $ 221,567 $ 221,567
Gold ............ 3,310,826
d
6,009,437 (2,222,848)
d
2,013,893 — — (19,887,210) 18,070,692 7,294,790
d
(1,723,775)
Precious Metals &
Minerals ........ 1,117,435 768,151 (1,120,738) — — — — (150,649) 614,199 (153,952)
Rights
Gold ............ 50,053 — (71,617) — — — 71,617 (50,053) — —
Warrants
Diversified Metals &
Mining ......... 182,099 —
d
—
d
— — — — 982,494 1,164,593 996,201
Gold ............ 2,018,756
d
—
d
—
d
— — — — 2,854,703 4,873,459
d
4,316,281
Precious Metals &
Minerals ........ 14,894
d
— —
d
— — — — (11,305) 3,589
d
(11,305)
Total Investments in Securities . $6,694,063 $6,777,588 $(3,415,203) $2,013,893 $— — (19,815,593) 21,917,449 $14,172,197
d
3,645,017
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
11. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Cu r rency
CAD
Canadian Dollar
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
CVR
Contingent Value Right

Franklin Gold and Precious Metals Fund
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Franklin Gold and Precious Metals Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Gold and Precious Metals Fund (the “Fund”) as of July 31, 2024, the related statement of operations for the year ended July
31, 2024, the statements of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2024 and the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
September 19, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Gold and Precious Metals Fund
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2024:
Under Section 853 of the Internal Revenue Code, the Fund intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended July 31, 2024 :
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $804,141
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $13,495,426
Amount Reported
Foreign Taxes Paid $866,701
Foreign Source Income Earned $12,426,757

Franklin Gold and Precious Metals Fund

franklintempleton.com
Annual Report
FRANKLIN GOLD AND PRECIOUS METALS FUND
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager)
and the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Gold and Precious Metals Fund

franklintempleton.com
Annual Report
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional precious metals equity funds. The
Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board further noted that the Fund’s annualized total return for the five-year period was above the median of its Performance Universe, but for the one-, three- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s below median annualized total return with management and management explained that, unlike some of the Fund’s peers in its Performance Universe that hold physical metals, the Fund is not authorized to invest in physical metals and invests in precious metal focused equities, noting that physical metals outperformed in the 2022 down market. Management further explained that the Fund’s exposure to platinum group metals was a significant drag on Fund performance over the past two years. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including changes to the Fund’s exposure to certain metals and earlier stage companies. The Board also noted management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The Board concluded that the Fund’s performance was acceptable.

Franklin Gold and Precious Metals Fund

franklintempleton.com
Annual Report
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure as the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each of the other funds in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and nine other precious metals equity funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Franklin Gold and Precious Metals Fund

franklintempleton.com
Annual Report
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

4301-AFSOI 09/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	September 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	September 27, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	September 27, 2024